Discontinued Operations and Disposition of Real Estate and Real Estate Investments	12 Months Ended
Dec. 31, 2011
Discontinued Operations and Disposition of Real Estate and Real Estate Investments [Abstract]
Discontinued Operations and Disposition of Real Estate and Real Estate Investments

12.    Discontinued Operations and Disposition of Real Estate and Real Estate Investments

Discontinued Operations

During the year ended December 31, 2011, the Company sold 34 properties that were classified as discontinued operations for the years ended December 31, 2011, 2010 and 2009. The Company had one asset considered held for sale at December 31, 2011. In addition, during the period from January 1, 2012 through June 30, 2012, the Company sold 21 properties (including the one asset considered held for sale at December 31, 2011) and had one asset considered held for sale at June 30, 2012.

Included in discontinued operations for the three years ended December 31, 2011, are 118 properties (including the deconsolidated properties noted below). Of these properties, 113 were previously included in the shopping center segment, and five of these properties were previously included in the other investments segment (Note 17). In addition, included in discontinued operations are 26 other properties that were deconsolidated for accounting purposes in 2011 and 2010, which primarily represented the activity associated with the joint venture that owns the underlying real estate formerly occupied by Mervyns. The operations of these properties were classified as discontinued operations for all periods presented, as the Company has no significant continuing involvement.

The balance sheet related to the asset held for sale and the operating results related to assets sold, designated as held for sale or deconsolidated as of December 31, 2011, are as follows (in thousands):

December 31, 2011
Land	$1,089
Building	1,178
Fixtures and tenant improvements	1,000

3,267
Less: Accumulated depreciation	(977)

Total real estate held for sale	$2,290

	For the Year Ended December 31,
	2011	2010	2009
Revenues	$44,883	$68,722	$104,727

Operating expenses	17,984	30,714	48,342
Impairment charges	57,931	87,045	142,473
Interest, net	12,105	25,725	37,992
Debt extinguishment costs, net	7,191	409	467
Depreciation and amortization	13,512	23,479	39,656

	108,723	167,372	268,930

Loss from discontinued operations	(63,840)	(98,650)	(164,203)
Gain on deconsolidation of interests	4,716	5,221	—
Gain (loss) on disposition of real estate, net of tax	40,163	5,775	(24,027)

Loss from discontinued operations	$(18,961)	$(87,654)	$(188,230)

Disposition of Real Estate and Real Estate Investments

The Company recorded net gains on disposition of real estate and real estate investments as follows (in millions):

	For the Year Ended December 31
	2011	2010	2009
Land sales (A)	$(0.4)	$1.0	$4.8
Previously deferred gains and other gains and losses on dispositions (B)	7.5	0.3	4.3

	$7.1	$1.3	$9.1

(A)	These dispositions did not meet the criteria for discontinued operations, as the land did not have any significant operations prior to disposition.

(B)	These gains are a result of partial asset sales that did not meet the criteria for discontinued operations and assets that were contributed to joint ventures in prior years.